January 19, 2024	Christine De Pree Shareholder +1 312 609 7740 cdepree@vedderprice.com

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: RMB Investors Trust (the “Registrant”) preliminary Proxy Statement and Schedule 14A

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s preliminary Proxy Statement and Schedule 14A pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “Proxy Statement”). The Proxy Statement is directed to the shareholders of the RMB Fund, RMB Mendon Financial Services Fund, RMB International Fund, RMB Japan Fund, RMB Small Cap Fund and RMB SMID Cap Fund (the “Funds”), each a series of RMB Investors Trust, in connection with the Fund’s special shareholder meeting (the “Meeting”). At the Meeting, each Fund’s shareholders will be asked to consider approval of a new investment advisory agreement with respect to that Fund. In addition, RMB Mendon Financial Services Fund shareholders will be asked to consider approval of a new sub-advisory agreement for that Fund.

Please contact the undersigned at (312) 609-7740 if you have questions regarding the Proxy Statement.

Very truly yours,

/s/ Christine De Pree

Christine De Pree

Enclosures